Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 20 — SUBSEQUENT EVENTS

Returned from Youjiatian equity

On December 28, 2022, the Group sold all its equity interests in Youjiatian to Shandong Yongdao Zhihe property management Co., Ltd, which was acquired on January 14, 2022, for cash consideration of $289,973 (RMB 2 million), which was collected subsequently on January 17, 2023. As the other shareholder of Youjiatian, Xu Guifeng, did not agree to the transfer of the equity interest in Youjiatian to Shandong Yongdao Zhihe, on November 24, 2023, the Group received US$71,514 (RMB510,000) in cash from Xu Guifeng as consideration for the transfer of the Company’s holding of the equity interest in Youjiatian. On January 9, 2024, the Group returned to Shandong Yongdao Zhihe the cash amount of US$279,037 (RMB2,000,000).

Recovery of short-term investment

As of 30 April, 2024, the principal of short-term investments as at 31 December 2023 was recovered in the amount of $12.39 million, and investment income of $0.44 million was achieved.